Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	752,263
Options granted	110,000	8,981
Options exercised	(298,146)	(52,406)	(11,388)
Options expired at end of year	(22,570)
Options forfeited	(56,345)
Options outstanding at end of year	485,202	752,263
Options exercisable at end of year	254,113
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 10.83
Options granted, Weighted Average Exercise Price	11.86
Options exercised, Weighted Average Exercise Price	10.99
Options forfeited, Weighted Average Exercise Price	11.02
Options expired, Weighted Average Exercise Price	11.25
Options outstanding at end of year, Weighted Average Exercise Price	10.92	$ 10.83
Options exercisable at end of year, Weighted Average Exercise Price	$ 10.49
Options outstanding at end of year, Weighted Average Remaining Contractual Term	6 years 10 months 18 days
Options exercisable at end of year, Weighted Average Remaining Contractual Term	5 years 8 months 16 days
Options outstanding, Intrinsic Value	$ 1,332,000
Options Exercisable, Intrinsic Value	810,000
Options, Exercised in Period, Intrinsic Value	$ 326,000	$ 58,000	$ 38,000